Intangible Assets by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Intangible Assets by Major Class [Line Items]
Beginning Balance	$ 5,152		$ 5,696
Acquisition	23
Acquisitions/dispositions			(105)
Amortization	(384)		(428)		(421)
Foreign exchange translation	18		(4)
Impairment			(9)
Other			2	[1]
Ending Balance	4,809		5,152		5,696
Investment Management
Intangible Assets by Major Class [Line Items]
Beginning Balance	2,382		2,592
Acquisition	23
Acquisitions/dispositions			6
Amortization	(192)		(214)
Foreign exchange translation	15		(2)
Ending Balance	2,228		2,382
Investment Services
Intangible Assets by Major Class [Line Items]
Beginning Balance	1,922	[2]	2,113	[2]
Acquisitions/dispositions			17	[2]
Amortization	(192)	[2]	(199)	[2]
Foreign exchange translation	3	[2]	(2)	[2]
Impairment			(9)	[2]
Other	(1)	[1],[2]	2	[1],[2]
Ending Balance	1,732	[2]	1,922	[2]
Other Operating Segment
Intangible Assets by Major Class [Line Items]
Beginning Balance	848	[2]	991	[2]
Acquisitions/dispositions			(128)	[2]
Amortization			(15)	[2]
Other	1	[1],[2]
Ending Balance	$ 849	[2]	$ 848	[2]

[1]	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.
[2]	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.